LEASES	12 Months Ended
Dec. 31, 2011
LEASES [Abstract]
LEASES
9.   LEASES

On February 25, 2010, Chevron gave non-binding notice of termination of the bareboat charter for the Vessel. On June 3, 2010, Chevron gave six months' binding notice of termination which took effect on December 7, 2010 at which time the Vessel was re-delivered to the Company.